Note 4 - Long-term Loans	9 Months Ended
Sep. 30, 2020
Notes to Financial Statements
Long-term Debt [Text Block]
4.	Long-term loans

On
March 28, 2019,
the Company borrowed a
three
-year term loan with a principal amount of
$1,493
(
RMB10,000
) from China Construction Bank, which bears an annual interest rate of
120.0%
of the
three
-year loan interest rate quoted by the People's Bank of China. The loan is guaranteed by the shareholder of the Company, Shenzhen Sangel Capital Management Limited Company (“Shenzhen Sangel”) and Mr. Mulong Liu, a shareholder of Shenzhen Sangel. The maturity date of the loan is
March 28, 2022.

On
May 3, 2020,
the Company obtained a
two
-year term loan with a principal amount of
$635
from Citibank, North America (“Citibank”) under a Paycheck Protection Program initiated by U.S. Small Business Administration. The loan bears an annual interest rate of
1%.
Under the Paycheck Protection Program, the Company is eligible to apply for forgiveness of the loan in an amount equal to the sum of certain qualified costs.